Share-Based Payments - Assumptions of Warrants (Details) - Warrants - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payments
Expected term (in years)	6 years 6 months	6 years 6 months	6 years 6 months
Risk-free interest rate	4.27%	3.66%	1.34%
Expected volatility	85.00%	85.00%	85.00%
Share price	$ 0.70	$ 2.10	$ 4.20